Introduction	12 Months Ended
Dec. 31, 2021
Disclosure Of Introduction [Abstract]
Introduction

1 Introduction

The consolidated financial statements of the Natuzzi S.p.A. as at December 31, 2021 and 2020 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), including interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS.

Natuzzi S.p.A., as SEC Registrant, has also presented the consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year ended December 31, 2019.

During 2021, 2020 and 2019 no significant non-recurring events or unusual transactions have occurred other than that described in note 7. All transactions performed by the Group during 2021, 2020 and 2019 are part of the Group’s ordinary business.